Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

In April 2025, the Company conducted a private offering of its common stock to several individual investors, issuing 724,372 unregistered shares at $0.60 to $0.65 per share, raising a total of $436,125.

In April 2025, the Company issued 9,909 unregistered restricted shares to an individual consultant as a consideration of $9,800 ($0.99 per share) for the services.

In April 2025, the Company issued 50,000 and 90,277 shares of common stock to two advisors for their financial and business advisory services, as the consideration of $52,500 and $94,791 ($1.05 and $1.05 per share), respectively.

In April 2025, AiBtl issued 1,800 shares of its common stock at $5 per share, raising a total of $9,000 from an individual investor.

18. SUBSEQUENT EVENTS

On January 5, 2025, the Company and Lind entered into a third letter agreement (the “December Letter Agreement”), pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share.

During the first quarter of 2025, Lind has converted the remaining $400,000 principal balance on 2nd Lind Note into 400,000 shares of the Company’s common stocks, and converted $400,000 of 3rd Lind Note principal balance into 400,000 the Company’s common stock, leaving 3rd Lind Note with outstanding principal of $600,000.

In April 2025, the Company conducted a private offering of its common stock to several individual investors, issuing 502,081 unregistered shares at $0.60 per share, raising a total of $301,250.

In April 2025, AiBtl issued 1,800 shares of its common stock at $5 per share, raising a total of $9,000 from an individual investor.